Long-term Debt (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Effective Interest Rate [Table Text Block]
During the year ended December 31, 2015, the Company recorded the following expense in relation to the 2019 Convertible Notes at the effective rate of 5.00%:

(In millions)
Interest expense at 3.5% coupon rate	$12
Debt discount amortization	4
Debt issuance costs amortization	2
$18

Schedule of long-term debt
Long-term debt consisted of the following:

	March 31, 2016	December 31, 2015	March 31, 2016, interest rate % (a)	Letters of Credit Outstanding at March 31, 2016
	(In millions, except rates)
2019 Convertible Notes (b)	$332	$330	3.500
2020 Convertible Notes (c)	267	266	3.250
2024 Senior Notes	500	500	5.375
NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility, due 2019 (d)	316	306	L+2.75	60
Project-level debt:
Alpine, due 2022	153	154	L+1.75	37
Alta Wind I, lease financing arrangement, due 2034	252	252	7.015	16
Alta Wind II, lease financing arrangement, due 2034	198	198	5.696	28
Alta Wind III, lease financing arrangement, due 2034	206	206	6.067	28
Alta Wind IV, lease financing arrangement, due 2034	133	133	5.938	19
Alta Wind V, lease financing arrangement, due 2035	213	213	6.071	31
Alta Realty Investments, due 2031	32	33	7.000	—
Alta Wind Asset Management, due 2031	19	19	L+2.375	—
Avra Valley, due 2031	59	60	L+1.75	3
Blythe, due 2028	21	21	L+1.625	6
Borrego, due 2025 and 2038	72	72	L+ 2.50/5.65	5
CVSR, due 2037	780	793	2.339 - 3.775	—
El Segundo Energy Center, due 2023	457	485	L+1.625 - L+2.25	82
Energy Center Minneapolis, due 2017 and 2025	107	108	5.95 -7.25	—
Kansas South, due 2031	32	33	L+2.00	4
Laredo Ridge, due 2028	103	104	L+1.875	10
Marsh Landing, due 2017 and 2023	410	418	L+1.75 - L+1.875	36
PFMG and related subsidiaries financing agreement, due 2030	29	29	6.000	—
Roadrunner, due 2031	39	40	L+1.625	5
South Trent Wind, due 2020	61	62	L+1.625	10
TA High Desert, due 2020 and 2032	52	52	L+2.50/5.15	8
Tapestry, due 2021	178	181	L+1.625	20
Viento, due 2023	189	189	L+2.75	27
Walnut Creek, due 2023	344	351	L+1.625	52
WCEP Holdings, due 2023	46	46	L+3.00	—
Other	1	2	various	—
Subtotal project-level debt:	4,186	4,254
Total debt	5,601	5,656
Less current maturities	265	264
Less deferred financing costs	62	63
Total long-term debt	$5,274	$5,329

(a) As of March 31, 2016, L+ equals 3 month LIBOR plus x%, except for the NRG Marsh Landing term loan, Walnut Creek term loan, and NRG Yield LLC and Yield Operating LLC Revolving Credit Facility, where L+ equals 1 month LIBOR plus x% and Kansas South, where L+ equals 6 month LIBOR plus x%.
(b) Net of discount of $13 million and $15 million as of March 31, 2016, and December 31, 2015, respectively.
(c) Net of discount of $20 million and $21 million as of March 31, 2016, and December 31, 2015, respectively.
(d) Applicable rate is determined by the Borrower Leverage Ratio, as defined in the credit agreement.

Long-term debt consisted of the following:

	June 30, 2016	December 31, 2015	June 30, 2016, interest rate % (a)	Letters of Credit Outstanding at June 30, 2016
	(In millions, except rates)
2019 Convertible Notes (b)	$333	$330	3.500
2020 Convertible Notes (c)	268	266	3.250
2024 Senior Notes	500	500	5.375
NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility, due 2019 (d)	318	306	L+2.75	$67
Project-level debt:
Alpine, due 2022	151	154	L+1.75	37
Alta Wind I, lease financing arrangement, due 2034	245	252	7.015	16
Alta Wind II, lease financing arrangement, due 2034	194	198	5.696	23
Alta Wind III, lease financing arrangement, due 2034	201	206	6.067	24
Alta Wind IV, lease financing arrangement, due 2034	130	133	5.938	16
Alta Wind V, lease financing arrangement, due 2035	208	213	6.071	27
Alta Realty Investments, due 2031	32	33	7.000	—
Alta Wind Asset Management, due 2031	18	19	L+2.375	—
Avra Valley, due 2031	58	60	L+1.75	3
Blythe, due 2028	21	21	L+1.625	6
Borrego, due 2025 and 2038	71	72	L+ 2.50/5.65	5
CVSR, due 2037	780	793	2.339 - 3.775	—
El Segundo Energy Center, due 2023	457	485	L+1.625 - L+2.25	82
Energy Center Minneapolis, due 2017 and 2025	100	108	5.95 -7.25	—
Kansas South, due 2031	31	33	L+2.00	4
Laredo Ridge, due 2028	102	104	L+1.875	10
Marsh Landing, due 2017 and 2023	410	418	L+1.75 - L+1.875	45
PFMG and related subsidiaries financing agreement, due 2030	29	29	6.000	—
Roadrunner, due 2031	38	40	L+1.625	5
South Trent Wind, due 2020	59	62	L+1.625	10
TA High Desert, due 2020 and 2032	51	52	L+2.50/5.15	8
Tapestry, due 2021	176	181	L+1.625	20
Viento, due 2023	183	189	L+2.75	27
Walnut Creek, due 2023	341	351	L+1.625	60
WCEP Holdings, due 2023	46	46	L+3.00	—
Other	1	2	various	—
Subtotal project-level debt:	4,133	4,254
Total debt	5,552	5,656
Less current maturities	274	264
Less deferred financing costs	60	63
Total long-term debt	$5,218	$5,329

(a) As of June 30, 2016, L+ equals 3 month LIBOR plus x%, except for the Marsh Landing term loan, Walnut Creek term loan, and NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility, where L+ equals 1 month LIBOR plus x% and Kansas South, where L+ equals 6 month LIBOR plus x%.
(b) Net of discount of $12 million and $15 million as of June 30, 2016, and December 31, 2015, respectively.
(c) Net of discount of $19 million and $21 million as of June 30, 2016, and December 31, 2015, respectively.
(d) Applicable rate is determined by the Borrower Leverage Ratio, as defined in the credit agreement.

The Company's borrowings, including short term and long term portions consisted of the following:

	December 31, 2015	December 31, 2014	Interest rate % (a)	Letters of Credit Outstanding at December 31, 2015
	(In millions, except rates)
Convertible Notes, due 2020 (b)	$266	$—	3.25
Convertible Notes, due 2019 (c)	330	326	3.5
Senior Notes, due 2024	500	500	5.375
NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility, due 2019 (d)	306	—	L+2.75	$56
Project-level debt:
Alpine, due 2022	154	163	L+1.75	37
Alta Wind I, lease financing arrangement, due 2034	252	261	7.015	16
Alta Wind II, lease financing arrangement, due 2034	198	205	5.696	28
Alta Wind III, lease financing arrangement, due 2034	206	212	6.067	28
Alta Wind IV, lease financing arrangement, due 2034	133	138	5.938	19
Alta Wind V, lease financing arrangement, due 2035	213	220	6.071	31
Alta Wind X, due 2021	—	300	L+2.00	—
Alta Wind XI, due 2021	—	191	L+2.00	—
Alta Realty Investments, due 2031	33	34	7.00	—
Alta Wind Asset Management, due 2031	19	20	L+2.375	—
Avra Valley, due 2031	60	63	L+1.75	3
Blythe, due 2028	21	22	L+1.625	6
Borrego, due 2025 and 2038	72	75	L+ 2.50/5.65	5
CVSR, due 2037	793	815	2.339 - 3.775	—
El Segundo Energy Center, due 2023	485	506	L+1.625 - L+2.25	82
Energy Center Minneapolis, due 2017 and 2025	108	121	5.95 -7.25	—
Kansas South, due 2031	33	35	L+2.00	4
Laredo Ridge, due 2028	104	108	L+1.875	10
Marsh Landing, due 2017 and 2023	418	464	L+1.75 - L+1.875	22
PFMG and related subsidiaries financing agreement, due 2030	29	31	6.00	—
Roadrunner, due 2031	40	42	L+1.625	5
South Trent Wind, due 2020	62	65	L+1.625	10
TA High Desert, due 2020 and 2032	52	55	L+2.50/5.15	8
Tapestry Wind, due 2021	181	192	L+1.625	20
Viento, due 2023	189	196	L+2.75	27
Walnut Creek, due 2023	351	391	L+1.625	41
WCEP Holdings, due 2023	46	46	L+3.00	—
Other	2	3	various	—
Subtotal project-level debt:	4,254	4,974
Total debt	5,656	5,800
Less current maturities	264	245
Less deferred financing costs (e)	63	69
Total long-term debt	$5,329	$5,486

(a) As of December 31, 2015, L+ equals 3 month LIBOR plus x%, except for the NRG Marsh Landing term loan, Walnut Creek term loan, and NRG Yield LLC and Yield operating LLC Revolving Credit Facility where L+ equals 1 month LIBOR plus x% and Kansas South where L+ equals 6 month LIBOR plus x%.

Summary of swaps related to the Company's project level debt he following table summarizes the swaps, some of which are forward starting as indicated, related to the Company's project level debt as of December 31, 2015.

	% of Principal	Fixed Interest Rate	Floating Interest Rate	Notional Amount at December 31, 2015 (In millions)	Effective Date	Maturity Date
Alpine	85%	2.744%	3-Month LIBOR	$122	various	December 31, 2029
Alpine	85%	2.421%	3-Month LIBOR	9	June 24, 2014	June 30, 2025
Avra Valley	85%	2.333%	3-Month LIBOR	51	November 30, 2012	November 30, 2030
AWAM	100%	2.47%	3-Month LIBOR	19	May 22, 2013	May 15, 2031
Blythe	75%	3.563%	3-Month LIBOR	16	June 25, 2010	June 25, 2028
Borrego	75%	1.125%	3-Month LIBOR	9	April 3, 2013	June 30, 2020
El Segundo	75%	2.417%	3-Month LIBOR	358	November 30, 2011	August 31, 2023
Kansas South	75%	2.368%	6-Month LIBOR	25	June 28, 2013	December 31, 2030
Laredo Ridge	75%	2.31%	3-Month LIBOR	83	March 31, 2011	March 31, 2026
Marsh Landing	75%	3.244%	3-Month LIBOR	387	June 28, 2013	June 30, 2023
Roadrunner	75%	4.313%	3-Month LIBOR	30	September 30, 2011	December 31, 2029
South Trent	75%	3.265%	3-Month LIBOR	46	June 15, 2010	June 14, 2020
South Trent	75%	4.95%	3-Month LIBOR	21	June 30, 2020	June 14, 2028
Tapestry	75%	2.21%	3-Month LIBOR	163	December 30, 2011	December 21, 2021
Tapestry	50%	3.57%	3-Month LIBOR	60	December 21, 2021	December 21, 2029
Viento	90%	various	6-Month LIBOR	235	various	various
Walnut Creek Energy	75%	various	3-Month LIBOR	311	June 28, 2013	May 31, 2023
WCEP Holdings	90%	4.003%	3-Month LIBOR	46	June 28, 2013	May 31, 2023
Total				$1,991

Schedule of annual payments based on the maturities of NRG Yield's debt
Annual Maturities
Annual payments based on the maturities of the Company's debt, for the years ending after December 31, 2015, are as follows:

(In millions)
2016	$264
2017	277
2018	286
2019	951
2020	634
Thereafter	3,280
Total	$5,692